SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September 30,
	2020	2021
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	15,227	10,982	1,704
Restricted cash	8,887	2,893	449
Accounts receivable, net	1,943	370	57
Amounts due from related parties	168	—	—
Prepaid rent and deposit	51,281	571	89
Advances to suppliers	32,122	5,323	826
Other current assets	44,400	97,978	15,206
Property and equipment, net	358,022	38,940	6,043
Intangible assets, net	222,123	539	84
Land use rights, net	10,448	—	—
Other assets	57,024	108	17
Total assets	801,645	157,704	24,475

LIABILITIES
Accounts payable	294,469	281,458	43,682
Amounts due to related parties	6,594	—	—
Deferred revenue	152,619	1,125	175
Short-term debt	540,808	256,773	39,851
Rental instalment loans	54,505	33	5
Deposits from tenants	82,191	1,422	221
Accrued expenses and other current liabilities	427,109	875,572	135,887
Long-term debt	464,920	201,041	31,201
Long-term deferred rent	212,054	—	—
Total liabilities	2,235,269	1,617,424	251,022

	For the years ended September 30,
	2019	2020	2021
	RMB	RMB	RMB	USD
Net revenues	1,233,770	965,093	173,921	26,992
Net loss	(177,738)	(1,491,565)	(375,470)	(58,272)

	For the years ended September 30,
	2019	2020	2021
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	393,847	72,293	(108,705)	(16,871)
Net cash used in investing activities	(713,653)	(99,172)	—	—
Net cash provided by (used in) financing activities	392,388	(95,948)	98,466	15,282

Summary of expected useful lives of property and equipment, net	The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	45 years
Furniture, fixtures and equipment	5-8years
Motor vehicles	8 years

Schedule of estimated useful lives of intangible asset:

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Apartment rental contracts	Shorter of the lease term or 8 years
Trademarks	8 years
Software	10 years

Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis

The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year Ended September 30, RMB
As of September 30, 2020	Contingent earn-out liabilities	—	—	—	—	97,417
As of September 30, 2021	Contingent liabilities for payable for asset acquisition	164,254	164,254	—	—	—

Summary of assets measured at fair value on a non-recurring basis

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended September 30, 2019, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year Ended September 30, RMB
2019	Property and equipment	124,993	—	—	124,993	46,213
2020		93,635	—	—	93,635	313,354
2021		—	—	—	—	199,575
2020	Apartment rental agreements	134,452	—	—	134,452	425,341
2021		75,883	—	—	75,883	—
2020	Trademarks	86,900	—	—	86,900	108,071
2021		76,038	—	—	76,038	—